CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents

	December 31,
	2020	2021
	in USD thousands

Cash on hand and in bank	5,549	8,461
Short-term bank deposits	11,282	4,529
	16,831	12,990